Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Basic earnings per share
Net income attributable to equity shareholders	$ 1,725	$ 1,647	$ 1,170	$ 4,993	$ 2,775
Less: Preferred share dividends and distributions on other equity instruments	30	51	31	111	92
Net income attributable to common shareholders	$ 1,695	$ 1,596	$ 1,139	$ 4,882	$ 2,683
Weighted-average common shares outstanding (thousands)	449,590	448,455	445,416	448,442	445,137
Basic earnings per share	$ 3.77	$ 3.56	$ 2.56	$ 10.89	$ 6.03
Diluted earnings per share
Net income attributable to common shareholders	$ 1,695	$ 1,596	$ 1,139	$ 4,882	$ 2,683
Weighted-average common shares outstanding (thousands)	449,590	448,455	445,416	448,442	445,137
Add: Stock options potentially exercisable (1) (thousands)	1,322	796	294	901	378
Add: Equity-settled consideration (thousands)	236	94	184	169	196
Weighted-average diluted common shares outstanding (thousands)	451,148	449,345	445,894	449,512	445,711
Diluted earnings per share	$ 3.76	$ 3.55	$ 2.55	$ 10.86	$ 6.02